Income Taxes (Details 1)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	27.50%
State (net of federal benefit)	9.50%	6.00%
Non-deductible expenses	(6.30%)	(6.00%)
Impact of Tax Cuts and Jobs Act		(71.60%)
Other	1.00%
Change in valuation allowance	(25.20%)	(44.10%)
Effective income tax rate	0.00%	0.00%